UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2003

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Maureen A. Jones
 Title:       Vice President and CFO
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Maureen A. Jones            Baltimore, MD             October 22, 2003

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      79

 Form 13F Information Table Value Total:      $    1,000,805
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 3M COMPANY                 COM      88579Y101  13,814    200,000  SH       SOLE           200,000
 ABBOTT LABS                COM      002824100  14,892    350,000  SH       SOLE           350,000
 AFFYMETRIX INC.            COM      00826T108  4,408     210,000  SH       SOLE           210,000
 ALBEMARLE CORP.            COM      012653101  6,187     225,400  SH       SOLE           225,400
 ALLTEL CORP.               COM      020039103  16,219    350,000  SH       SOLE           350,000
 AMBAC FINANCIAL GROUP      COM      023139108  25,600    400,000  SH       SOLE           400,000
 AMERICAN INT'L GROUP I     COM      026874107  42,622    738,675  SH       SOLE           738,675
 BANK OF AMERICA            COM      060505104  13,657    175,000  SH       SOLE           175,000
 BANKNORTH GROUP, INC.      COM      06646R107  13,376    474,000  SH       SOLE           474,000
 BEA SYSTEMS INC.           COM      073325102  8,917     740,000  SH       SOLE           740,000
 BELLSOUTH CORP             COM      079860102  9,827     415,000  SH       SOLE           415,000
 BJ WHOLESALE CLUB          COM      05548J106  9,685     500,000  SH       SOLE           500,000
 BLACK AND DECKER CORP      COM      091797100  12,165    300,000  SH       SOLE           300,000
 BLACK HILLS CORP           COM      092113109  11,557    374,500  SH       SOLE           374,500
 BMC SOFTWARE               COM      055921100  4,318     310,000  SH       SOLE           310,000
 BP P.L.C.              SPONSORED ADR055622104  11,367    270,000  SH       SOLE           270,000
 BRINKER INTL INC           COM      109641100  17,180    515,000  SH       SOLE           515,000
 BRISTOL MYERS SQUIBB       COM      110122108  8,853     345,000  SH       SOLE           345,000
 CANADIAN NATIONAL RAIL     COM      136375102  8,843     170,000  SH       SOLE           170,000
 CINERGY CORP               COM      172474108  16,148    440,000  SH       SOLE           440,000
 CISCO SYSTEMS              COM      17275R102  27,845   1,425,000 SH       SOLE          1,425,000
 COMPASS BANKSHARES INC     COM      20449H109  9,682     280,000  SH       SOLE           280,000
 CONOCOPHILLIPS             COM      20825C104  10,950    200,000  SH       SOLE           200,000
 CORNING INC                COM      219350105  11,021   1,170,000 SH       SOLE          1,170,000
 DEAN FOODS                 COM      242370104  17,454    562,500  SH       SOLE           562,500
 DELL INC.                  COM      24702R101  2,671      80,000  SH       SOLE           80,000
 DIAMONDCLUSTER INTERNA     COM      25278P106  3,368     497,500  SH       SOLE           497,500
 DONNELLEY R R & SONS C     COM      257867101  12,435    500,000  SH       SOLE           500,000
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  5,224     400,000  SH       SOLE           400,000
 DUKE ENERGY CORP.          COM      264399106  6,323     355,000  SH       SOLE           355,000
 ENZON PHARMACEUTICALS      COM      293904108  1,164     100,000  SH       SOLE           100,000
 EXXON MOBIL CORP.          COM      30231G102  4,758     130,000  SH       SOLE           130,000
 FIFTH THIRD BANC           COM      316773100  8,598     155,000  SH       SOLE           155,000
 GANNETT INC.               COM      364730101  6,787      87,500  SH       SOLE           87,500
 GENENTECH, INC             COM      368710406  11,620    145,000  SH       SOLE           145,000
 GENERAL ELECTRIC CO.       COM      369604103  33,170   1,112,700 SH       SOLE          1,112,700
 HCA INC.                   COM      404119109  16,587    450,000  SH       SOLE           450,000
 HERSHEY FOODS CORP.        COM      427866108  5,088      70,000  SH       SOLE           70,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  13,360    250,000  SH       SOLE           250,000
 INTEL CORP                 COM      458140100  10,591    385,000  SH       SOLE           385,000
 INVESTORS FINANCIAL SE     COM      461915100  16,328    520,000  SH       SOLE           520,000
 JOHNSON & JOHNSON          COM      478160104  17,827    360,000  SH       SOLE           360,000
 KEYSPAN CORP.              COM      49337W100  14,032    400,000  SH       SOLE           400,000
 LAB CORP. OF AMERICA       COM      50540R409  12,054    420,000  SH       SOLE           420,000
 LILLY ELI & CO             COM      532457108  1,782      30,000  SH       SOLE           30,000
 LUCENT TECHNOLOGIES        COM      549463107   864      400,000  SH       SOLE           400,000
 MDU RESOURCES GROUP, I     COM      552690109  15,201    450,000  SH       SOLE           450,000
 MEDTRONIC INC.             COM      585055106  10,557    225,000  SH       SOLE           225,000
 MICROSOFT CORP             COM      594918104  22,232    800,000  SH       SOLE           800,000
 NOKIA CORP             SPONSORED ADR654902204  9,360     600,000  SH       SOLE           600,000
 ORACLE CORP                COM      68389X105  9,874     880,000  SH       SOLE           880,000
 PARKER-HANNIFIN            COM      701094104  12,293    275,000  SH       SOLE           275,000
 PEPSI CO. INC.             COM      713448108  20,165    440,000  SH       SOLE           440,000
 PETROLEUM & RESOURCES      COM      716549100  42,302   1,985,996 SH       SOLE          1,985,997
 PFIZER INC                 COM      717081103  33,418   1,100,000 SH       SOLE          1,100,000
 PHILADELPHIA SUBURBAN  COM PAR $0.50718009608  21,070    875,000  SH       SOLE           875,000
 PROCTER & GAMBLE COMPA     COM      742718109  15,779    170,000  SH       SOLE           170,000
 PROVIDENT BANKSHARES C     COM      743859100  9,464     335,021  SH       SOLE           335,021
 ROHM & HAAS CO.            COM      775371107  13,380    400,000  SH       SOLE           400,000
 SAFEWAY, INC               COM      786514208  9,704     423,000  SH       SOLE           423,000
 SAPIENT CORP               COM      803062108  4,129    1,150,000 SH       SOLE          1,150,000
 SBC COMMUNICATIONS         COM      78387G103  13,239    595,000  SH       SOLE           595,000
 SCHLUMBERGER LTD           COM      806857108  9,196     190,000  SH       SOLE           190,000
 SIEBEL SYSTEMS INC.        COM      826170102  7,484     770,000  SH       SOLE           770,000
 SOLECTRON CORP             COM      834182107  11,700   2,000,000 SH       SOLE          2,000,000
 SUN MICROSYSTEMS INC.      COM      866810104  1,705     515,000  SH       SOLE           515,000
 SYMANTEC 3%CONV.DEB.11 NOTE 3% 11/06871503AA6   948      500,000  PRN      SOLE           500,000
 SYMANTEC CORP.             COM      871503108  11,029    175,000  SH       SOLE           175,000
 TARGET CORP.               COM      87612E106  17,310    460,000  SH       SOLE           460,000
 TECO ENERGY, INC           COM      872375100  8,983     650,000  SH       SOLE           650,000
 THE COCA-COLA CO.          COM      191216100  8,592     200,000  SH       SOLE           200,000
 UNITED PARCEL SERVICES   COM CL B   911312106  5,104      80,000  SH       SOLE           80,000
 UNITED TECHNOLOGIES        COM      913017109  27,434    355,000  SH       SOLE           355,000
 VODAFONE GROUP PLC     SPONSORED ADR92857W100  9,975     492,614  SH       SOLE           492,614
 WACHOVIA CORP. NEW         COM      929903102  15,652    380,000  SH       SOLE           380,000
 WELLS FARGO COMPANY        COM      949746101  20,600    400,000  SH       SOLE           400,000
 WILMINGTON TRUST CORP.     COM      971807102  12,919    420,000  SH       SOLE           420,000
 WYETH COMPANY              COM      983024100  13,830    300,000  SH       SOLE           300,000
 ZIMMER HLDGS INC.          COM      98956P102  4,959      90,000  SH       SOLE           90,000
                                                1,000,805